Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 92.6%
	LARGE-CAP INDEX FUNDS - 21.1%
2,635	iShares Core S&P 500 ETF	$ 863,806
121,265	SPDR Portfolio S&P 500 Growth ETF (a)	5,831,634
		6,695,440
	COUNTRY FUNDS - 22.1%
32,112	iShares MSCI EAFE Growth ETF (a)	2,775,119
98,288	Vanguard FTSE Emerging Markets ETF	4,227,367
		7,002,486
	SECTOR FUNDS - 49.4%
74,318	SPDR S&P Retail ETF (a)	3,517,471
15,868	Vanguard Consumer Discretionary ETF (a)	3,465,888
20,051	Vanguard Information Technology ETF (a)	5,920,459
21,306	Vanguard Materials ETF	2,748,048
		15,651,866

	TOTAL EXCHANGE TRADED FUNDS (Cost - $26,481,527)	29,349,792

	MUTUAL FUND - 4.3%
	ASSET ALLOCATION - 4.3%
2,099,325	Navigator Sentry Managed Volatility Fund - Class I * #	1,364,561
	TOTAL MUTUAL FUND (Cost - $2,332,257)

	SHORT-TERM INVESTMENTS - 3.0%
	MONEY MARKET FUND - 3.0%
6,240	General Money Market Fund, Inc., Class B, 0.01% +	6,240
946,917	Milestone Treasury Obligations Fund, Institutional Class, 0.01% +	946,917
	TOTAL SHORT-TERM INVESTMENTS (Cost - $953,157)	953,157

	COLLATERAL FOR SECURITIES LOANED- 42.8%
13,561,573	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 0.04% + (b)	13,561,573
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $13,561,573)

	TOTAL INVESTMENTS - 142.7% (Cost - $43,328,514)	$ 45,229,083
	LIABILITIES IN EXCESS OF OTHER ASSETS - (42.7) %	(13,539,920)
	NET ASSETS - 100.0%	$ 31,689,163

ETF - Exchange-Traded Fund
* Non-income producing.
# Affiliated Security.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.
(a) All or a portion of the security is on loan. Total loaned securities had a value of $13,286,639 at July 31, 2020.
(b) Security purchased with cash proceeds of securities lending collateral.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 23.6%
	PUT OPTIONS PURCHASED - 23.6%
300	S&P 500 Index	$ 3,185.00	August-20	$ 95,550,000	$ 1,465,500
	TOTAL OPTIONS PURCHASED (Cost - $1,905,032)

Shares
	SHORT-TERM INVESTMENTS - 88.7%
	MONEY MARKET FUNDS - 88.7%
381,622	General Government Securities Money Market Fund, Class B 0.01% +				381,622
5,128,774	Milestone Treasury Obligations Fund, Institutional Class, 0.01% +				5,128,774
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,510,396)				5,510,396

	TOTAL INVESTMENTS - 112.3% (Cost - $7,415,428)				$ 6,975,896
	OPTIONS WRITTEN (Premiums Received - $1,135,468) - (12.5) %				(774,000)
	OTHER ASSETS LESS LIABILITIES - 0.2%				10,057
	NET ASSETS - 100.0%				$ 6,211,953

Contracts ^
	OPTIONS WRITTEN * - (12.5) %
	PUT OPTIONS WRITTEN - (12.5) %
(300)	S&P 500 Index	3,055.00	August-20	(91,650,000)	$ (774,000)
	TOTAL OPTIONS WRITTEN (Premiums Received - $1,135,468)

*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.
^ Each option contract allows the Fund to purchase/sell 100 shares of the underlying security or futures contract at the strike price.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

Shares							Value
		EXCHANGE TRADED FUNDS - 20.8%
		DEBT FUNDS - 20.8%
10,238,458		iShares iBoxx High Yield Corporate Bond ETF					$ 874,261,929
3,278,233		SPDR Bloomberg Barclays High Yield Bond ETF					347,820,521
		TOTAL EXCHANGE TRADED FUNDS (Cost - $1,218,203,689)					1,222,082,450

		MUTUAL FUNDS - 2.7%
		DEBT FUNDS - 2.7%
6,500,403		Eaton Vance Income Fund of Boston - Institutional shares					35,232,187
5,128,745		JPMorgan High Yield Fund - Class I					35,080,613
5,008,187		Lord Abbett High Yield Fund - Class I					35,357,798
4,993,032		Navigator Ultra Short Bond Fund - Class I #					49,980,251
		TOTAL MUTUAL FUNDS (Cost - $154,928,440)					155,650,849

Principal Amount ($)					Coupon Rate (%)	Maturity
		AGENCY BOND - 0.2%
		SOVEREIGN - 0.2%
10,000,000		Federal Farm Credit Banks, 1 mo. LIBOR + 0.020% **			0.201	9/17/2021	10,001,265
		TOTAL AGENCY BOND (Cost - $9,995,542)

		CORPORATE BONDS - 48.9%
		ADVERTISING - 0.0%
1,000,000		Outfront Media Capital LLC / Outfront Media Capital Corp. - 144A			5.000	8/15/2027	980,810

		AEROSPACE/DEFENSE - 0.9%
7,025,000		BAE Systems Holdings, Inc. - 144A			2.850	12/15/2020	7,063,789
10,000,000		Boeing Co.			2.300	8/1/2021	10,064,837
4,250,000		Bombardier, Inc. - 144A			7.500	3/15/2025	3,437,187
3,250,000		Bombardier, Inc. - 144A			7.875	4/15/2027	2,589,047
2,500,000		Howmet Aerospace, Inc.			6.875	5/1/2025	2,842,014
3,075,000		L3Harris Technologies, Inc. - 144A			4.950	2/15/2021	3,112,042
13,355,000		Spirit AeroSystems, Inc., 3 mo. LIBOR + 0.800% **			1.113	6/15/2021	12,386,972
2,000,000		Spirit AeroSystems, Inc.			4.600	6/15/2028	1,566,250
4,500,000		TransDigm, Inc.			5.500	11/15/2027	4,278,150
3,750,000		TransDigm, Inc. - 144A			6.250	3/15/2026	3,960,956
500,000		TransDigm, Inc.			6.875	5/15/2026	500,530
1,500,000		Triumph Group, Inc.			7.750	8/15/2025	979,275
							52,781,049
		AIRLINES - 0.0%
1,500,000		Deltra Air Lines, Inc.			7.375	1/15/2026	1,488,623

		APPAREL - 0.1%
2,000,000		Hanesbrands, Inc. - 144A			4.875	5/15/2026	2,183,750
2,250,000		William Carter Co. - 144A			5.625	3/15/2027	2,402,786
							4,586,536
		AUTO MANUFACTURERS - 4.7%
2,500,000		Allison Transmission, Inc. - 144A			4.750	10/1/2027	2,621,400
27,500,000		American Honda Finance Corp., 3 mo. LIBOR + 0.350% **			0.665	6/11/2021	27,535,437
33,400,000		BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **			0.676	4/12/2021	33,426,073
9,750,000		BMW US Capital LLC, 3 mo. LIBOR + 0.500% - 144A **			0.934	8/13/2021	9,741,919
44,035,000		Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **			1.292	2/15/2022	43,995,463
2,500,000		Fiat Chrysler Automobiles NV			5.250	4/15/2023	2,654,687
2,000,000		Ford Motor Co.			8.500	4/21/2023	2,223,190
2,500,000		Ford Motor Co.			9.000	4/22/2025	2,948,775
1,250,000		Ford Motor Co.			9.625	4/22/2030	1,648,881
500,000		Ford Motor Credit Co. LLC			5.113	5/3/2029	535,475
4,250,000		Ford Motor Credit Co. LLC			5.125	6/16/2025	4,537,215
7,126,000		Hyundai Capital America, 3 mo. LIBOR + 0.940% - 144A **			1.217	7/8/2021	7,083,945
1,500,000		Navistar International Corp. - 144A			6.625	11/1/2025	1,541,407
10,000,000		Toyota Motor Credit Corp., 3 mo. LIBOR + 0.280% **			0.546	4/13/2021	10,014,046
50,000,000		Toyota Motor Credit Corp., 3 mo. LIBOR + 0.290% **			0.566	10/7/2021	50,058,534
40,000,000		Toyota Motor Credit Corp., 3 mo. LIBOR + 0.125% **			0.559	8/13/2021	40,004,195
18,049,000		Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.770% - 144A **			1.204	11/13/2020	18,053,269
17,500,000		Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% -144A **			1.157	9/24/2021	17,467,201
							276,091,112

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		AUTO PARTS & EQUIPMENT - 0.1%
1,750,000		Adient US LLC - 144A			7.000	5/15/2026	$ 1,879,736
1,750,000		Panter BF Aggregator 2 LP / Panter Finance Co., Inc. - 144A			8.500	5/15/2027	1,842,137
							3,721,873
		BANKS - 12.8%
35,875,000		Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.460% - 144A **			0.846	5/17/2021	36,000,452
20,000,000		Bank of Montreal, 3 mo. LIBOR + 0.400% **			0.710	9/10/2021	20,062,804
25,000,000		Bank of New York Mellon, 3 mo. LIBOR + 0.870% **			1.256	8/17/2020	25,008,784
25,000,000		Bank of Nova Scotia, 3 mo. LIBOR + 0.290% **			0.566	1/8/2021	25,022,881
12,000,000		BNZ International Funding Ltd. - 144A			2.750	3/2/2021	12,168,740
4,750,000		CIT Group, Inc.			5.000	8/1/2023	4,981,562
10,000,000		Citibank NA, 3 mo. LIBOR + 0.300% **			0.572	10/20/2020	10,003,995
15,490,000		Citibank NA, 3 mo. LIBOR + 0.350% **			0.785	2/12/2021	15,511,366
28,196,000		Citibank NA, 3 mo. LIBOR + 0.570% **			0.826	7/23/2021	28,301,698
45,000,000		Citigroup, Inc., 3 mo. LIBOR + 1.380% **			1.688	3/30/2021	45,370,192
17,340,000		Citizens Bank NA/Providence RI, 3 mo. LIBOR + 0.720% **			1.144	2/14/2022	17,406,325
45,000,000		Credit Suisse AG/New York NY SOFR + 0.450%			0.550	2/4/2022	44,976,263
6,060,000		DNB Bank ASA, 3 mo. LIBOR + 1.070% - 144A **			1.414	6/2/2021	6,105,028
30,000,000		Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.070% - 144A **			1.562	11/15/2021	30,087,000
21,585,000		Goldman Sachs Group, Inc.			2.600	12/27/2020	21,777,450
16,924,000		Huntington National Bank, 3 mo. LIBOR + 0.550% **			1.091	2/5/2021	16,954,745
2,250,000		Intesa Sanpaolo SpA - 144A			5.017	6/26/2024	2,369,057
17,500,000		JPMorgan Chase & Co., 3 mo. LIBOR + 1.100% **			1.418	6/7/2021	17,642,089
25,000,000		Macquarie Bank Ltd, 3 mo. LIBOR + 0.450% - 144A **			0.951	8/6/2021	25,055,489
14,830,000		Manufacturers & Traders Trust Co., 3 mo. LIBOR + 0.270% **			0.515	1/25/2021	14,843,823
35,000,000		Morgan Stanley, 3 mo. LIBOR + 0.700% **			0.803	1/20/2023	35,094,554
13,750,000		Regions Bank/Birmingham AL, 3 mo. LIBOR + 0.500% **			0.934	8/13/2021	13,749,944
25,000,000		Royal Bank of Canada, 3 mo. LIBOR + 0.390% **			1.150	4/30/2021	25,064,554
25,000,000		State Street Corp., 3 mo. LIBOR + 0.900% **			1.286	8/18/2020	25,011,210
57,750,000		Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **			2.700	7/30/2021	57,855,210
5,000,000		Truist Bank, 3 mo. LIBOR + 0.500% **			0.745	10/26/2021	5,004,483
75,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.180% **			0.451	1/21/2022	75,098,494
15,000,000		US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.320% **			0.565	4/26/2021	15,028,376
11,555,000		Wells Fargo & Co., 3 mo. LIBOR + 1.025% **			1.270	7/26/2021	11,651,486
62,200,000		Wells Fargo & Co., 3 mo. LIBOR + 1.340% **			1.671	3/4/2021	62,650,067
7,385,000		Westpac Banking Corp., 3 mo. LIBOR + 0.340% **			0.584	1/25/2021	7,395,350
							753,253,471
		BUILDING MATERIALS - 0.1%
1,500,000		Builders FirstSource, Inc. - 144A			6.750	6/1/2027	1,654,402
1,500,000		Griffon Corp.			5.750	3/1/2028	1,571,250
500,000		Standard Industries, Inc. - 144A			6.000	10/15/2025	522,287
750,000		Standard Industries, Inc.			6.125	7/15/2023	751,623
							4,499,562
Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		CHEMICALS - 0.5%
1,500,000		Avient Corp. - 144A			5.750	5/15/2025	$ 1,630,110
2,000,000		Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV - 144A			4.750	6/15/2027	2,097,500
1,000,000		Chemours Co.			5.375	5/15/2027	983,035
15,164,000		DuPont de Nemours, Inc., 3 mo. LIBOR + 0.710% **			1.102	11/15/2020	15,183,425
1,500,000		NOVA Chemicals Corp. - 144A			5.000	5/1/2025	1,468,283
1,250,000		NOVA Chemicals Corp. - 144A			5.250	8/1/2023	1,253,894
1,000,000		NOVA Chemicals Corp. - 144A			5.250	6/1/2027	947,500
750,000		OCI NV - 144A			5.250	11/1/2024	756,562
2,750,000		OCI NV - 144A			6.625	4/15/2023	2,866,407
1,750,000		Olin Corp. - 144A			9.500	6/1/2025	1,997,459
1,750,000		Tronox, Inc. - 144A			6.500	4/15/2026	1,758,575
1,250,000		Valvoline, Inc. - 144A			4.250	2/15/2030	1,315,938
							32,258,688
		COMMERICAL SERVICES - 1.2%
1,750,000		ADT Security Corp.			3.500	7/15/2022	1,801,126
4,250,000		Allied Universal Holdco LLC / Allied Universal Financial Corp. - 144A			6.625	7/15/2026	4,552,813
2,250,000		APX Group, Inc.			7.875	12/1/2022	2,273,884
38,153,000		Block Financial LLC			4.125	10/1/2020	38,220,809
1,750,000		Gartner, Inc. - 144A			4.500	7/1/2028	1,839,688
2,000,000		Jaguar Holding Co. II / Pharmaceutical Product Development LLC - 144A			4.625	6/15/2025	2,093,260
1,250,000		MPH Acquisition Holdings LLC - 144A			7.125	6/1/2024	1,284,375
3,250,000		Nielsen Finance LLC / Nielsen Finance Co. - 144A			5.500	10/1/2021	3,271,336
3,250,000		Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A			5.250	4/15/2024	3,502,216
1,750,000		Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A			5.750	4/15/2026	1,946,551
4,500,000		Refinitiv US Holdings, Inc. - 144A			8.250	11/15/2026	4,972,500
1,500,000		Service Corp International/US			5.125	6/1/2029	1,660,035
1,250,000		United Rentals North America, Inc.			4.000	7/15/2030	1,295,313
1,000,000		United Rentals North America, Inc.			4.875	1/15/2028	1,075,000
500,000		United Rentals North America, Inc.			5.250	1/15/2030	548,438
							70,337,344
		COMPUTERS - 0.8%
500,000		Dell International LLC / EMC Corp. - 144A			5.875	6/15/2021	501,250
10,500,000		Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **			0.998	3/12/2021	10,517,457
30,000,000		International Business Machines Corp., 3 mo. LIBOR + 0.400% **			0.834	5/13/2021	30,100,013
500,000		MTS Systems Corp. - 144A			5.750	8/15/2027	488,505
3,250,000		Western Digital Corp.			4.750	2/15/2026	3,534,765
							45,141,990
		DISTRIBUTION/WHOLESALE - 0.1%
2,500,000		American Builders & Contractors Supply Co., Inc. - 144A			5.875	5/15/2026	2,649,538
1,750,000		Performance Food Group, Inc. - 144A			5.500	10/15/2027	1,810,078
1,750,000		Wolverine Escrow LLC - 144A			8.500	11/15/2024	1,277,500
							5,737,116

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		DIVERSIFIED FINANCIAL SERVICES - 1.3%
8,474,000		Air Lease Corp., 3 mo. LIBOR + 0.670% **			1.007	6/3/2021	$ 8,312,608
1,500,000		Ally Financial, Inc.			5.750	11/20/2025	1,695,623
23,385,000		American Express Co., 3 mo. LIBOR + 0.525% **			0.911	5/17/2021	23,467,466
8,000,000		American Express Co., 3 mo. LIBOR + 0.330% **			1.090	10/30/2020	8,003,620
20,000,000		American Express Co., 3 mo. LIBOR + 0.600% **			1.141	11/5/2021	20,106,257
1,750,000		LPL Holdings, Inc. - 144A			5.750	9/15/2025	1,825,451
1,750,000		Navient Corp.			5.000	3/15/2027	1,678,215
2,500,000		Navient Corp.			5.500	1/25/2023	2,570,313
2,000,000		Quicken Loans, Inc. - 144A			5.250	1/15/2028	2,165,950
500,000		Quicken Loans, Inc. - 144A			5.750	5/1/2025	516,770
1,250,000		Springleaf Finance Corp.			6.125	3/15/2024	1,362,300
1,750,000		Springleaf Finance Corp.			6.625	1/5/2028	2,008,370
1,500,000		Springleaf Finance Corp.			6.875	3/15/2025	1,679,723
2,000,000		Springleaf Finance Corp.			7.125	3/15/2026	2,347,170
							77,739,836
		ELECTRIC - 1.8%
3,000,000		Calpine Corp. - 144A			5.125	3/15/2028	3,124,755
1,000,000		NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.550% **			0.921	8/28/2021	1,000,395
20,000,000		NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.480% **			1.036	5/4/2021	20,046,396
1,750,000		NextEra Energy Operating Partners LP - 144A			4.250	7/15/2024	1,867,031
2,250,000		NextEra Energy Operating Partners LP - 144A			4.250	9/15/2024	2,399,063
3,500,000		NRG Energy, Inc.			6.625	1/15/2027	3,732,610
500,000		NRG Energy, Inc.			7.250	5/15/2026	540,413
2,250,000		PG&E Corp.			5.000	7/1/2028	2,318,119
21,550,000		Sempra Energy, 3 mo. LIBOR + 0.450% **			0.763	3/15/2021	21,590,376
34,743,000		Sempra Energy, 3 mo. LIBOR + 0.500% **			0.775	1/15/2021	34,752,721
12,493,000		Southern Power Co., 3 mo. LIBOR + 0.550% - 144A **			0.856	12/20/2020	12,495,416
2,250,000		Talen Energy Supply LLC - 144A			7.625	6/1/2028	2,355,469
							106,222,764
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
1,250,000		Energizer Holdings, Inc. - 144A			4.750	6/15/2028	1,342,375
1,500,000		Energizer Holdings, Inc. - 144A			6.375	7/15/2026	1,601,265
2,500,000		Wesco Distribution, Inc. - 144A			7.125	6/15/2025	2,746,788
							5,690,428
		ELECTRONICS - 0.0%
1,750,000		Sensata Technologies BV - 144A			5.000	10/1/2025	1,894,559

		ENERGY-ALTERNATE SOURCES - 0.0%
2,250,000		TerraForm Power Operating LLC - 144A			4.250	1/31/2023	2,364,300

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		ENTERTAINMENT - 0.3%
1,500,000		Caesars Resort Collection LLC / CRC Finco, Inc. - 144A			5.250	10/15/2025	$ 1,354,403
2,250,000		Cedar Fair LP - 144A			5.500	5/1/2025	2,300,625
2,250,000		Churchill Downs, Inc. - 144A			5.500	4/1/2027	2,359,271
2,500,000		Colt Merger Sub, Inc. - 144A			6.250	7/1/2025	2,611,200
2,750,000		Live Nation Entertainment, Inc. - 144A			6.500	5/15/2027	2,959,770
1,500,000		Scientific Games International, Inc. - 144A			7.250	11/15/2029	1,375,035
2,250,000		Six Flags Entertainment Corp. - 144A			4.875	7/31/2024	2,140,718
1,750,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. - 144A			7.750	4/15/2025	1,840,501
							16,941,523
		ENVIRONMENTAL CONTROL - 0.1%
3,500,000		GFL Environmental, Inc. - 144A			7.000	6/1/2026	3,722,460

		FOOD - 2.0%
2,000,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC - 144A			4.625	1/15/2027	2,117,110
1,250,000		Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson's LLC - 144A			4.875	2/15/2030	1,355,000
17,826,000		Campbell Soup Co., 3 mo. LIBOR + 0.630% **			0.943	3/15/2021	17,838,822
40,175,000		General Mills, Inc., 3 mo. LIBOR + 0.540% **			0.811	4/16/2021	40,294,017
17,475,000		General Mills, Inc.			3.200	4/16/2021	17,811,566
2,000,000		JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. - 144A			5.500	1/15/2030	2,208,000
1,500,000		JBS USA LUX SA / JBS USA Finance, Inc. - 144A			6.750	2/15/2028	1,679,715
3,250,000		Kraft Heinz Foods Co.			4.625	1/30/2029	3,705,402
2,500,000		Lamb Weston Holdings, Inc. - 144A			4.875	11/1/2026	2,630,788
1,000,000		Lamb Weston Holdings, Inc. - 144A			4.875	5/15/2028	1,125,625
2,000,000		Post Holdings, Inc. - 144A			5.500	12/15/2029	2,197,450
3,500,000		Post Holdings, Inc. - 144A			5.750	3/1/2027	3,737,353
18,380,000		Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **			0.824	8/21/2020	18,382,248
							115,083,096
		FOOD SERVICE - 0.0%
2,250,000		Aramark Services, Inc. - 144A			6.375	5/1/2025	2,376,563

		HEALTHCARE-PRODUCTS - 0.1%
3,500,000		Hologic, Inc.- 144A			4.375	10/15/2025	3,595,113
500,000		Teleflex, Inc.			4.875	6/1/2026	526,780
							4,121,893

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		HEALTHCARE-SERVICES - 1.3%
1,750,000		Centene Corp.			4.250	12/15/2027	$ 1,863,426
3,500,000		Centene Corp.			4.625	12/15/2029	3,907,943
3,750,000		Centene Corp.			4.750	1/15/2025	3,890,888
3,250,000		Centene Corp. - 144A			5.250	4/1/2025	3,392,903
3,250,000		Charles River Laboratories International, Inc. - 144A			5.500	4/1/2026	3,442,254
3,000,000		CHS/Community Health Systems, Inc.			6.250	3/31/2023	3,026,250
4,250,000		CHS/Community Health Systems, Inc. - 144A			8.125	6/30/2024	2,706,761
1,500,000		CHS/Community Health Systems, Inc. - 144A			11.000	6/30/2023	1,190,468
1,000,000		DaVita, Inc. - 144A			4.625	6/1/2030	1,065,625
1,500,000		Encompass Health Corp.			4.500	2/1/2028	1,570,035
2,750,000		Encompass Health Corp.			5.750	11/1/2024	2,784,664
1,750,000		HCA, Inc.			5.375	2/1/2025	1,975,724
2,750,000		HCA, Inc.			5.875	2/15/2026	3,221,763
29,101,000		Humana, Inc.			2.500	12/15/2020	29,338,692
500,000		IQVIA, Inc. - 144A			5.000	5/15/2027	534,626
2,250,000		LifePoint Health, Inc. - 144A			6.750	4/15/2025	2,430,000
2,750,000		Molina Healthcare, Inc.			5.375	11/15/2022	2,893,619
1,250,000		RegionalCare Hospital Partners Holdings, Inc. - 144A			9.750	12/1/2026	1,391,694
500,000		Tenet Healthcare Corp. - 144A			4.625	6/15/2028	527,010
1,500,000		Tenet Healthcare Corp. - 144A			5.125	11/1/2027	1,596,225
1,500,000		Tenet Healthcare Corp.			6.750	6/15/2023	1,584,000
1,750,000		Tenet Healthcare Corp.			7.000	8/1/2025	1,811,066
1,250,000		Tenet Healthcare Corp.			8.125	4/1/2022	1,348,438
							77,494,074
		HOME BUILDERS - 0.3%
7,881,000		DR Horton, Inc.			2.550	12/1/2020	7,935,345
1,500,000		Lennar Corp.			4.750	11/29/2027	1,715,625
2,000,000		Lennar Corp.			4.875	12/15/2023	2,162,710
1,750,000		PulteGroup, Inc.			5.000	1/15/2027	2,011,634
2,250,000		Taylor Morrison Communities, Inc. - 144A			5.875	6/15/2027	2,491,380
							16,316,694

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		INSURANCE - 4.9%
4,000,000		Acrisure LLC / Acrisure Finance, Inc. - 144A			8.125	2/15/2024	$ 4,259,380
16,270,000		Allstate Corp., 3 mo. LIBOR + 0.430% **			0.736	3/29/2021	16,309,480
1,750,000		HUB International Ltd. - 144A			7.000	5/1/2026	1,862,009
98,250,000		Jackson National Life Global Funding, SOFR + 0.500% - 144A **			0.590	5/27/2021	98,097,096
25,000,000		MassMutual Global Funding II, 3 mo. LIBOR + 0.150% - 144A **			0.426	1/7/2022	24,961,486
25,000,000		MassMutual Global Funding II, 3 mo. LIBOR + 0.125% - 144A **			0.456	3/4/2021	24,976,166
35,000,000		Metropolitan Life Global Funding I, SOFR + 0.500% - 144A **			0.590	5/28/2021	35,066,304
25,000,000		Metropolitan Life Global Funding I, SOFR + 0.550% - 144A **			0.658	1/17/2023	24,916,824
14,500,000		MET Tower Global Funding, SOFR + 0.570% - 144A**			0.676	1/13/2023	14,477,415
40,000,000		New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **			0.551	1/21/2022	40,118,390
2,000,000		Radian Group, Inc.			6.625	3/15/2025	2,137,550
							287,182,100
		INTERNET - 0.6%
1,250,000		Netflix, Inc.			4.375	11/15/2026	1,390,863
1,000,000		Netflix, Inc.			4.875	4/15/2028	1,164,050
1,250,000		Netflix, Inc. - 144A			5.375	11/15/2029	1,515,625
1,750,000		Netflix, Inc.			5.875	11/15/2028	2,164,374
750,000		Netflix, Inc.			6.375	5/15/2029	953,438
20,738,000		TD Ameritrade Holding Co., 3 mo. LIBOR + 0.430% **			1.117	11/1/2021	20,783,143
2,750,000		Uber Technologies, Inc. - 144A			7.500	5/15/2025	2,905,073
2,000,000		VeriSign, Inc.			5.250	4/1/2025	2,285,210
							33,161,776
		INVESTMENT COMPANIES - 0.1%
1,750,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.			4.750	9/15/2024	1,787,739
1,250,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.			5.250	5/15/2027	1,291,406
1,250,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.			6.750	2/1/2024	1,292,056
							4,371,201
		IRON/STEEL - 0.1%
2,250,000		Cleveland-Cliffs, Inc. - 144A			9.875	10/17/2025	2,460,937
5,000,000		United States Steel Corp.			6.250	3/15/2026	3,349,074
							5,810,011
		LEISURE TIME - 0.1%
1,750,000		Royal Caribbean Cruises Ltd. - 144A			9.125	6/15/2023	1,791,562
1,500,000		Viking Cruises Ltd. - 144A			13.000	5/15/2025	1,638,262
							3,429,824
		LODGING - 0.6%
2,250,000		Boyd Gaming Corp.			6.375	4/1/2026	2,303,752
500,000		Hilton Domestic Operating Co., Inc.			4.250	9/1/2024	506,823
2,000,000		Hilton Domestic Operating Co., Inc.			4.875	1/15/2030	2,099,560
2,250,000		Hilton Domestic Operating Co., Inc.			4.875	4/1/2027	2,342,396
14,640,000		Marriott International, Inc., 3 mo. LIBOR + 0.650% **			0.968	3/8/2021	14,538,655
500,000		Marriott Ownership Resorts, Inc.			6.500	9/15/2026	513,360
1,750,000		Melco Resorts Finance Ltd. - 144A			5.250	4/26/2026	1,777,206
1,250,000		Melco Resorts Finance Ltd. - 144A			5.750	7/21/2028	1,271,207
2,250,000		MGM Resorts International			6.750	5/1/2025	2,343,544
1,500,000		Studio City Finance Ltd. - 144A			6.000	7/15/2025	1,531,515
750,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A			5.250	5/15/2027	669,319
2,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A			5.500	3/1/2025	1,885,000
750,000		Wynn Macau Ltd. - 144A			5.500	1/15/2026	754,688
							32,537,025
		MACHINERY - CONSTRUCTION & MINING - 1.3%
20,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.220% **			0.497	1/6/2022	20,017,522
10,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.200% **			0.635	11/12/2021	10,005,097
49,000,000		Caterpillar Financial Services Corp., 3 mo. LIBOR + 0.390% **			0.776	5/17/2021	49,132,629
							79,155,248
		MACHINERY-DIVERSIFIED - 0.2%
10,500,000		John Deere Capital Corp., 3 mo. LIBOR + 0.400% **			0.718	6/7/2021	10,529,466
1,250,000		Vertical U.S. Newco, Inc. - 144A			5.250	7/15/2027	1,328,125
							11,857,591

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		MEDIA - 1.1%
1,750,000		Altice Financing SA - 144A			5.000	1/15/2028	$ 1,798,764
3,250,000		Altice Financing SA - 144A			7.500	5/15/2026	3,498,625
3,250,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.000	3/1/2023	3,308,874
2,750,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.500	8/15/2030	2,918,176
2,250,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			4.750	3/1/2030	2,397,656
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.000	2/1/2028	1,856,750
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.125	5/1/2027	1,062,273
1,500,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.375	6/1/2029	1,644,210
4,250,000		CCO Holdings LLC / CCO Holdings Capital Corp. - 144A			5.875	5/1/2027	4,498,625
1,200,000		Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A			7.500	4/1/2028	1,382,022
2,250,000		Clear Channel Worldwide Holdings, Inc.			9.250	2/15/2024	2,030,861
3,000,000		CSC Holdings LLC - 144A			5.750	1/15/2030	3,329,415
1,750,000		CSC Holdings LLC - 144A			6.500	2/1/2029	2,007,031
7,250,000		CSC Holdings LLC - 144A			6.625	10/15/2025	7,594,375
2,750,000		Diamond Sports Group LLC / Diamond Sports Finance Co. - 144A			5.375	8/15/2026	2,124,334
2,750,000		DISH DBS Corp.			7.750	7/1/2026	3,104,379
1,750,000		Gray Television, Inc. - 144A			7.000	5/15/2027	1,916,513
1,750,000		iHeart Communications, Inc.			8.375	5/1/2027	1,750,429
2,500,000		LCPR Senior Secured Financing DAC - 144A			6.750	10/15/2027	2,704,375
1,250,000		Meredith Corp.			6.875	2/1/2026	1,088,531
2,500,000		Nexstar Broadcasting, Inc. - 144A			5.625	7/15/2027	2,679,663
3,500,000		Sinclair Television Group, Inc. - 144A			5.625	8/1/2024	3,548,493
4,250,000		Sirius XM Radio, Inc. - 144A			3.875	8/1/2022	4,335,000
1,250,000		Univision Communications, Inc. - 144A			6.625	6/1/2027	1,256,850
2,000,000		Virgin Media Secured Finance PLC - 144A			5.500	5/15/2029	2,183,180
							66,019,404
		MINING - 0.1%
1,750,000		FMG Resources August 2006 Pty Ltd. - 144A			4.500	9/15/2027	1,907,133
2,500,000		Freeport-McMoRan, Inc.			4.125	3/1/2028	2,633,963
1,500,000		Freeport-McMoRan, Inc.			4.375	8/1/2028	1,593,263
							6,134,359

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		MISCELLANEOUS MANUFACTURING - 0.2%
12,500,000		Textron, Inc., 3 mo. LIBOR + 0.550% **			0.998	11/10/2020	$ 12,500,471

		OFFICE/BUSINESS EQUIPMENT- 0.0%
1,500,000		CDW LLC / CDW Finance Corp.			5.500	12/1/2024	1,687,343

		OIL & GAS - 1.9%
500,000		Aker BP ASA - 144A			6.000	7/1/2022	509,870
3,000,000		Antero Resources Corp.			5.625	6/1/2023	2,156,250
10,000,000		BP Capital Markets PLC, 3 mo. LIBOR + 0.250% **			0.610	11/24/2020	10,004,976
28,000,000		Chevron Corp., 3 mo. LIBOR + 0.950% **			1.336	5/16/2021	28,201,888
2,000,000		Citgo Holding, Inc. - 144A			9.250	8/1/2024	2,005,000
1,750,000		Citgo Holding, Inc. - 144A			7.000	6/15/2025	1,808,275
2,000,000		Comstock Resources, Inc.			9.750	8/15/2026	2,005,930
1,250,000		Continental Resources, Inc.			4.375	1/15/2028	1,168,238
1,750,000		CrownRock LP / CrownRock Finance, Inc. - 144A			5.625	10/15/2025	1,719,375
1,000,000		CVR Energy, Inc. - 144A			5.250	2/15/2025	915,625
2,250,000		Endeavor Energy Resources LP / EER Finance, Inc. - 144A			5.750	1/30/2028	2,314,271
1,500,000		EQT Corp.			3.900	10/1/2027	1,416,870
1,000,000		Hilcorp Energy I LP / Hilcorp Finance Co. - 144A			6.250	11/1/2028	922,310
2,250,000		MEG Energy Corp. - 144A			6.500	1/15/2025	2,212,380
2,250,000		Murphy Oil Corp.			6.875	8/15/2024	2,244,611
22,551,000		Occidental Petroleum Corp., 3 mo. LIBOR + 1.250% **			1.684	8/13/2021	21,830,124
3,750,000		Occidental Petroleum Corp.			2.900	8/15/2024	3,536,888
3,000,000		Occidental Petroleum Corp.			8.500	7/15/2027	3,348,300
1,250,000		Occidental Petroleum Corp.			8.875	7/15/2030	1,409,375
2,000,000		Parkland Corp. - 144A			5.875	7/15/2027	2,124,630
1,750,000		Parkland Corp. - 144A			6.000	4/1/2026	1,859,401
2,250,000		Parsley Energy LLC / Parsley Finance Corp. - 144A			5.625	10/15/2027	2,361,094
1,500,000		PBF Holding Co. LLC / PBF Finance Corp. - 144A			6.000	2/15/2028	1,205,362
2,250,000		PBF Holding Co. LLC / PBF Finance Corp. - 144A			9.250	5/15/2025	2,517,535
2,500,000		QEP Resources, Inc.			5.250	5/1/2023	1,751,563
2,500,000		Range Resources Corp.			5.000	3/15/2023	2,327,288
3,250,000		Seven Generations Energy Ltd. - 144A			6.875	6/30/2023	3,214,981
1,750,000		Transocean, Inc. - 144A			5.375	5/15/2023	1,561,875
2,250,000		WPX Energy, Inc.			5.875	6/15/2028	2,307,713
							110,961,998

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		OIL & GAS SERVICES - 0.0%
1,750,000		Weatherford International Ltd. - 144A			11.000	12/1/2024	$ 1,272,775

		PACKAGING & CONTAINERS - 0.2%
2,250,000		Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A			5.250	8/15/2027	2,357,483
2,000,000		Ball Corp.			4.000	11/15/2023	2,136,230
1,750,000		Ball Corp.			5.250	7/1/2025	1,998,657
1,000,000		Berry Global, Inc. - 144A			5.625	7/15/2027	1,073,155
750,000		Crown Americas LLC / Crown Americas Capital Corp. VI			4.500	1/15/2023	793,976
1,750,000		Flex Acquisition Co., Inc. - 144A			7.875	7/15/2026	1,819,291
500,000		Mauser Packaging Solutions Holding Co. - 144A			5.500	4/15/2024	510,520
1,750,000		Mauser Packaging Solutions Holding Co. - 144A			7.250	4/15/2025	1,682,187
1,250,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A			7.000	7/15/2024	1,275,000
							13,646,499
		PHARMACEUTICALS - 4.3%
34,080,000		AbbVie, Inc., 3 mo. LIBOR + 0.350% - 144A **			0.724	5/21/2021	34,144,449
35,000,000		AbbVie, Inc., 3 mo. LIBOR + 0.460% - 144A **			0.840	11/19/2021	35,072,944
2,500,000		Bausch Health Americas, Inc. - 144A			8.500	1/31/2027	2,785,037
1,750,000		Bausch Health Cos, Inc. - 144A			5.250	1/30/2030	1,789,148
1,500,000		Bausch Health Cos, Inc. - 144A			6.125	4/15/2025	1,550,250
1,750,000		Bausch Health Cos, Inc. - 144A			6.250	2/15/2029	1,861,720
1,250,000		Bausch Health Cos, Inc. - 144A			9.000	12/15/2025	1,382,750
51,720,000		Bayer U.S. Finance II LLC, 3 mo. LIBOR + 0.630% - 144A **			0.927	6/25/2021	51,853,909
19,950,000		Becton Dickinson and Co., 3 mo. LIBOR + 0.875% - **			1.181	12/29/2020	19,954,337
5,000,000		Bristol-Myers Squibb Co., 3 mo. LIBOR + 0.200% **			0.586	11/16/2020	5,002,237
52,948,000		Cigna Corp., 3 mo. LIBOR + 0.650% **			0.949	9/17/2021	52,953,946
30,548,000		CVS Health Corp., 3 mo. LIBOR + 0.720% **			1.033	3/9/2021	30,668,127
500,000		Elanco Animal Health, Inc.			4.272	8/28/2023	553,437
500,000		Elanco Animal Health, Inc.			4.662	8/27/2021	522,822
6,350,000		Express Scripts Holding Co., 3 mo. LIBOR + 0.750% **			1.113	11/30/2020	6,350,847
1,500,000		Par Pharmaceutical, Inc. - 144A			7.500	4/1/2027	1,597,410
3,500,000		Teva Pharmaceutical Finance Netherlands III BV			3.150	10/1/2026	3,201,993
2,250,000		Teva Pharmaceutical Finance Netherlands III BV - 144A			7.125	1/31/2025	2,473,830
							253,719,193
		PIPELINES - 1.2%
2,000,000		Antero Midstream Partners LP / Antero Midstream Finance Corp. - 144A			5.750	3/1/2027	1,753,270
4,250,000		Buckeye Partners LP			4.150	7/1/2023	4,284,531
500,000		Buckeye Partners LP - 144A			4.500	3/1/2028	498,750
5,250,000		EQM Midstream Partners LP			4.750	7/15/2023	5,337,833
1,000,000		Genesis Energy LP / Genesis Energy Finance Corp.			7.750	2/1/2028	965,350
3,000,000		Hess Midstream Operations LP - 144A			5.625	2/15/2026	3,118,710
250,000		Holly Energy Partners LP / Holly Energy Finance Corp. - 144A			5.000	2/1/2028	247,614
45,000,000		MPLX LP, 3 mo. LIBOR + 0.900% **			1.213	9/9/2021	44,793,479
750,000		Rockies Express Pipeline LLC - 144A			4.950	7/15/2029	736,410
3,500,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A			4.750	10/1/2023	3,384,097
2,250,000		Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A			5.500	9/15/2024	2,164,916
1,750,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A			5.500	3/1/2030	1,847,895
							69,132,855

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		REAL ESTATE - 0.1%
2,000,000		Kennedy-Wilson, Inc.			5.875	4/1/2024	$ 2,010,000
1,500,000		Realogy Group LLC / Realogy Co-Issuer Corp. - 144A			7.625	6/15/2025	1,576,478
							3,586,478
		REITS - 0.3%
1,250,000		Brookfield Property REIT, Inc. / BPR Cumulus LLC / BRP Nimbus LLC / GGSI Sellco LLC - 144A			5.750	5/15/2026	1,053,012
3,000,000		ESH Hospitality, Inc. - 144A			5.250	5/1/2025	3,068,985
1,500,000		Iron Mountain, Inc. - 144A			4.875	9/15/2029	1,564,125
1,250,000		Iron Mountain, Inc. - 144A			5.000	7/15/2028	1,295,325
2,000,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.			5.625	5/1/2024	2,175,210
1,000,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.			5.750	2/1/2027	1,084,065
2,500,000		SBA Communications Corp. - 144A			3.875	2/15/2027	2,591,700
1,750,000		Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC - 144A			7.875	2/15/2025	1,844,754
1,500,000		Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC			8.250	10/15/2023	1,458,750
3,250,000		VICI Properties LP / VICI Note Co., Inc. - 144A			4.250	12/1/2026	3,352,619
							19,488,545
		RETAIL - 1.7%
2,250,000		1011778 BC ULC / New Red Finance, Inc. - 144A			5.000	10/15/2025	2,304,439
1,250,000		Beacon Roofing Supply, Inc. - 144A			4.875	11/1/2025	1,225,856
3,250,000		eG Global Finance PLC - 144A			8.500	10/30/2025	3,556,800
2,250,000		Gap, Inc. - 144A			8.375	5/15/2023	2,484,844
2,750,000		Golden Nugget, Inc. - 144A			6.750	10/15/2024	1,907,812
3,250,000		IRB Holding Corp. - 144A			7.000	6/15/2025	3,548,009
2,500,000		L Brands, Inc. - 144A			6.875	7/1/2025	2,696,225
1,250,000		L Brands, Inc. - 144A			9.375	7/1/2025	1,395,313
71,650,000		McDonalds Corp., 3 mo. LIBOR + 0.430% **			0.677	10/28/2021	71,831,067
2,250,000		PetSmart, Inc. - 144A			7.125	3/15/2023	2,275,436
2,000,000		QVC, Inc.			4.375	3/15/2023	2,092,300
500,000		Staples, Inc. - 144A			7.500	4/15/2026	439,535
2,250,000		Staples, Inc. - 144A			10.750	4/15/2027	1,432,969
1,500,000		Yum! Brands, Inc. - 144A			7.750	4/1/2025	1,686,562
							98,877,167
		SEMICONDUCTORS - 0.0%
500,000		Quorvo, Inc.			5.500	7/15/2026	537,505
2,250,000		Sensata Technologies U.K. Financing Co. PLC - 144A			6.250	2/15/2026	2,373,559
							2,911,064
		SOFTWARE - 0.3%
1,250,000		CDK Global, Inc.			5.000	10/15/2024	1,413,637
1,250,000		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. - 144A			5.750	3/1/2025	1,279,687
1,750,000		Dun & Bradstreet Corp. - 144A			10.250	2/15/2027	1,991,054
4,250,000		MSCI, Inc. - 144A			4.750	8/1/2026	4,474,846
2,000,000		Open Text Corp. - 144A			3.875	2/15/2028	2,082,840
1,250,000		Open Text Corp. - 144A			4.125	2/15/2030	1,314,925
1,250,000		Rackspace Hosting, Inc. - 144A			8.625	11/15/2024	1,307,500
1,750,000		Solera LLC / Solera Finance, Inc. - 144A			10.500	3/1/2024	1,853,687
2,000,000		SS&C Technologies, Inc. - 144A			5.500	9/30/2027	2,150,000
							17,868,176

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 48.9% (continued)
		TELECOMMUNICATIONS - 0.8%
1,750,000		Altice France SA/France - 144A			6.000	2/15/2028	$ 1,751,129
3,000,000		Altice France SA/France - 144A			8.125	2/1/2027	3,352,335
3,750,000		CenturyLink, Inc. - 144A			5.125	12/15/2026	3,931,669
2,000,000		CommScope, Inc. - 144A			8.250	3/1/2027	2,159,310
2,250,000		Connect Finco SARL / Connect US Finco LLC - 144A			6.750	10/1/2026	2,310,637
1,000,000		Hughes Satellite Systems Corp.			6.625	8/1/2026	1,116,060
2,250,000		Hughes Satellite Systems Corp.			7.625	6/15/2021	2,365,312
3,500,000		Intelsat Jackson Holdings SA - 144A			8.000	2/15/2024	3,580,185
2,000,000		Intrado Corp. - 144A			8.500	10/15/2025	1,696,250
1,750,000		Koninklijke KPN NV, 10 yr.USD swaps + 5.210% - 144A **			7.000	3/28/2073	1,917,571
1,500,000		Level 3 Financing, Inc. - 144A			4.625	9/15/2027	1,579,717
1,500,000		Sprint Corp.			7.125	6/15/2024	1,751,865
1,250,000		Sprint Corp.			7.625	3/1/2026	1,564,369
3,000,000		Sprint Corp.			7.875	9/15/2023	3,487,500
1,750,000		Telecom Italia SpA/Milano - 144A			5.303	5/30/2024	1,958,259
8,250,000		T-Mobile USA, Inc.			6.375	3/1/2025	8,477,205
2,250,000		ViaSat, Inc. - 144A			5.625	9/15/2025	2,272,736
1,500,000		Vodafone Group PLC, 5 yr. USD swaps + 4.873% **			7.000	4/4/2079	1,805,928
							47,078,037
		TOYS/GAMES/HOBBIES - 0.1%
1,500,000		Mattel, Inc. - 144A			5.875	12/15/2027	1,632,435
2,250,000		Mattel, Inc. - 144A			6.750	12/31/2025	2,412,157
							4,044,592
		TRANSPORTATION - 0.1%
4,000,000		XPO Logistics, Inc. - 144A			6.250	5/1/2025	4,332,500

		TRUCKING & LEASING - 0.0%
3,500,000		Fortress Transportation and Infrastructure Investors LLC - 144A			6.750	3/15/2022	3,560,672

		TOTAL CORPORATE BONDS (Cost - $2,871,899,499)					2,875,173,268

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)					Coupon Rate (%)	Maturity	Value
		MUNICIPAL BONDS & NOTES - 0.1%
		CALIFORNIA - 0.1%
5,385,000		State of California			7.700	11/1/2030	$ 5,478,161
		TOTAL MUNICIPAL BONDS & NOTES (Cost - $5,461,152)

		SHORT-TERM INVESTMENTS - 18.3%
		CERTIFICATES OF DEPOSITS - 0.7%
		BANKS - 0.7%
40,000,000		Toronto-Dominion Bank, New York, SOFR + 0.420% **			0.520	9/30/2020	40,022,342
		TOTAL CERTIFICATES OF DEPOSITS (Cost - $40,000,000)

Shares
		MONEY MARKET FUNDS - 17.2%
260,584,810		Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.08% +					260,584,810
300,000,000		JPMorgan Prime Money Market Fund - Capital Shares, 0.26% +					300,240,000
199,875,036		Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class, 0.26% +					199,925,000
249,453,108		Western Asset Institutional Liquid Reserves - Institutional Shares, 0.32% +					249,652,671
		TOTAL MONEY MARKET FUNDS (Cost - $1,010,492,326)					1,010,402,481

Principal Amount ($)		REPURCHASE AGREEMENTS - 0.4%
25,000,000		Fixed Income Clearing Corp., dated 7/31/2020, due 8/3/2020, 0.09%, repurchase price $25,000,000 value at maturity including					25,000,000
		interest earned $25,000,188 (Collateralized by U.S. Treasury Note $24,993,400, 1.500%, 1/31/2022;
		aggregate market value plus accrued interest $25,500,016)
		TOTAL REPURCHASE AGREMENTS (Cost - $25,000,000)

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,075,492,326)					1,075,424,823

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Contracts ^
		OPTIONS PURCHASED* - 0.1%
		PUT OPTIONS PURCHASED - 0.1%		Strike Price	Expiration	Notional Amount	Value
10,000		10-Year U.S. Treasury Note Futures		$ 131.50	September-20	$ 1,315,000,000	$ -
1,306		10-Year U.S. Treasury Note Futures		132.00	September-20	172,392,000	-
5,000		10-Year U.S. Treasury Note Futures		133.00	September-20	665,000,000	-
2,500		S&P 500 E-mini		2,900.00	September-20	362,500,000	3,162,500
1,250		S&P 500 E-mini		3,100.00	September-20	193,750,000	3,337,500
		TOTAL OPTIONS PURCHASED (Cost $18,082,087)					6,500,000

		TOTAL INVESTMENTS - 91.1% (Cost - $5,354,062,735)					$ 5,350,310,816
		OTHER ASSETS LESS LIABILITIES - 8.9%					520,081,404
		NET ASSETS - 100.0%					$ 5,870,392,220

ETF - Exchange-Traded Fund
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
* Non-income producing.
** Variable rate security. Interest rate is as of July 31, 2020.
# Affiliated Security.
^ Each option contract allows the Fund to sell 1 underlying futures contract.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $1,026,992,936 or 17.5% of net assets.

FUTURES CONTRACTS
Number of Long Contracts		Open Long Future Contracts	Expiration	Notional Value at July 31, 2020			Unrealized Appreciation
700		5-Year U.S. Treasury Note Futures	September-20	$ 88,287,500			$ 576,244
6,958		S&P 500 E-Mini Futures	September-20	1,135,371,650			11,495,013
		TOTAL FUTURES CONTRACTS					$ 12,071,257

TOTAL RETURN SWAPS
Notional Amount at July 31, 2020	Number of Shares	Reference Entity	Interest Rate Payable (1)		Termination Date	Counterparty	Unrealized Appreciation
$ 103,958,000	1,000,000	SPDR Bloomberg Barclays High Yield Bond ETF	3 Mth USD LIBOR plus 15bp		7/13/2021	BOA	$ 2,078,626
BOA - Bank of America
(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (3)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION (1)
Reference Entity	Counterparty	Termination Date	Interest Rate Receivable	Notional Value at July 31, 2020	Fair Value	Upfront Premiums Received	Unrealized (Depreciation)
CDX North America Grade Index Series 34	GS	6/20/2025	1.00%	$ 10,000,000	$ (143,171)	$ (131,852)	$ (11,319)

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)
Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at July 31, 2020	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 34	GS	6/20/2025	5.00%	$ 958,800,000	$ 32,730,130	$ 21,057,383	$ 11,672,747
CDX North American High Yield Series 34	MS	6/20/2025	5.00%	183,300,000	6,257,230	4,332,616	1,924,614
					$ 38,987,360	$ 25,389,999	$ 13,597,361

TOTAL OPEN CREDIT DEFAULT SWAP					$ 38,844,189	$ 25,258,147	$ 13,586,042

TOTAL SWAP APPRECIATION							$ 15,664,668

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a buyer of credit protection will either (i) receive a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(3) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 99.4%
	AEROSPACE/DEFENSE- 2.6%
1,500,000	Spirit AeroSystems, Inc., 3 mo. LIBOR + 0.800% **	1.113	6/15/2021	$ 1,391,274

	AUTO MANUFACTURERS - 19.8%
1,500,000	American Honda Finance Corp., 3 mo. LIBOR + 0.350% **	0.665	6/11/2021	1,501,933
2,500,000	BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **	0.676	4/12/2021	2,501,951
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.550% - 144A **	1.106	5/4/2021	998,698
1,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.900% - 144A **	1.292	2/15/2022	999,102
1,000,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 2.550% **	2.826	1/7/2021	995,102
500,000	Hyundai Capitla America, 3 mo. LIBOR + 0.940% - 144A **	1.217	7/8/2021	497,049
1,680,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.770% - 144A **	1.204	11/13/2020	1,680,397
1,500,000	Volkswagen Group of America Finance LLC, 3 mo. LIBOR + 0.860% - 144A **	1.157	9/24/2021	1,497,189
				10,671,421
	BANKS - 18.3%
1,000,000	Barclays Bank PLC, 3 mo. LIBOR + 0.400% **	0.774	8/21/2020	999,000
1,500,000	Citibank NA, 3 mo. LIBOR + 0.570% **	0.826	7/23/2021	1,505,623
1,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.360% **	1.604	4/23/2021	1,007,748
1,600,000	Manufacturers & Traders Trust Co., 3 mo. LIBOR + 0.270% **	0.515	1/25/2021	1,601,491
2,250,000	Regions Bank, 3 mo. LIBOR + 0.500% **	0.934	8/13/2021	2,249,991
2,250,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.300% **	2.700	7/30/2021	2,254,099
250,000	Wells Fargo & Co., 3 mo. LIBOR + 1.025% **	1.270	7/26/2021	252,087
				9,870,039
	COMPUTERS - 2.8%
1,500,000	Hewlett Packard Enterprise Co., 3 mo. LIBOR + 0.680% **	0.998	3/12/2021	1,502,494

	DIVERSIFIED FINANCIAL SERVICES - 7.2%
1,880,000	American Express Co., 3 mo. LIBOR + 0.330% **	1.090	10/30/2020	1,880,851
2,000,000	Capital One Financial Corp., 3 mo. LIBOR + 0.450% **	1.210	10/30/2020	2,000,882
				3,881,733
	ELECTRIC - 8.3%
2,000,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.550% **	0.921	8/28/2021	2,000,790
2,476,000	Sempra Energy, 3 mo. LIBOR + 0.500% **	0.775	1/15/2021	2,476,693
				4,477,483
	FOOD - 10.2%
1,380,000	Campbell Soup Co., 3 mo. LIBOR + 0.630% **	0.943	3/15/2021	1,380,993
840,000	Conagra Brands, Inc., 3 mo. LIBOR + 0.500% **	0.768	10/9/2020	840,149
2,768,000	General Mills, Inc., 3 mo. LIBOR + 0.540% **	0.811	4/16/2021	2,776,200
500,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	0.824	8/21/2020	500,061
				5,497,403
	HOME BUILDERS - 0.6%
320,000	DR Horton, Inc.	2.550	12/1/2020	322,207

	INSURANCE - 9.1%
175,000	Assurant, Inc., 3 mo. LIBOR + 1.250% **	1.534	3/26/2021	174,956
1,750,000	Jackson National Life Global Funding, SOFR + 0.500% - 144A **	0.590	5/27/2021	1,747,277
3,000,000	Met Tower Global Funding, SOFR + 0.550% - 144A **	0.658	1/17/2023	2,990,019
				4,912,252
	MISCELLANEOUS MANUFACTURING - 4.7%
2,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	0.998	11/10/2020	2,500,094

	PHARMACEUTICALS - 9.3%
2,515,000	Cigna Corp., 3 mo. LIBOR + 0.650% **	0.949	9/17/2021	2,515,282
2,500,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	1.033	3/9/2021	2,509,831
				5,025,113
	PIPELINES - 2.8%
1,500,000	MPLX LP, 3 mo. LIBOR + 0.900% **	1.213	9/9/2021	1,493,116

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 99.4% (continued)
	TELECOMMUNICATIONS - 3.7%
2,000,000	AT&T, Inc., 3 mo. LIBOR + 0.7500% **	1.100	6/1/2021	$ 2,008,671

	TOTAL CORPORATE BONDS (Cost - $53,664,303)			53,553,300

Shares
	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
264,525	Dreyfus Treasury Obligations Cash Management Fund - Institutional Shares, 0.08% +			264,525
	TOTAL SHORT TERM INVESTMENTS (Cost - $264,525)

	TOTAL INVESTMENTS - 99.9% (Cost - $53,928,828)			$ 53,817,825
	OTHER ASSETS LESS LIABILITIES - 0.1%			47,627
	NET ASSETS - 100.0%			$ 53,865,452

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partner
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
** Variable rate security. Interest rate is as of July 31, 2020.
+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $12,911,682 or 24.0% of net assets.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and futures options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts –  The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.  The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at July 31, 2020 are a reflection of the volume of derivative activity for the Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2020 for the Funds' assets and liabilities measured at fair value:

Navigator Equity Hedged Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 29,349,792	$ -	$ -	$ 29,349,792
Mutual Fund	1,364,561	-	-	1,364,561
Short-Term Investments	953,157	-	-	953,157
Collateral For Securities Loaned	13,561,573	-	-	13,561,573
Total	$ 45,229,083	$ -	$ -	$ 45,229,083

Navigator Sentry Managed Volatility Fund
Assets **	Level 1	Level 2	Level 3	Total
Put Options Purchased	$ -	$ 1,465,500	$ -	$ 1,465,500
Short-Term Investments	5,510,396	-	-	5,510,396
Total	$ 5,510,396	$ 1,465,500	$ -	$ 6,975,896

Liabilities	Level 1	Level 2	Level 3	Total
Put Options Written	$ -	$ 774,000		$ 774,000
Total	$ -	$ 774,000	$ -	$ 774,000

Navigator Tactical Fixed Income Fund
Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,222,082,450	$ -	$ -	$ 1,222,082,450
Mutual Funds	155,650,849	-	-	155,650,849
Agency Bond	-	10,001,265	-	10,001,265
Corporate Bonds	-	2,875,173,268	-	2,875,173,268
Municipal Bonds & Notes	-	5,478,161	-	5,478,161
Short-Term Investments	1,050,424,823	25,000,000	-	1,075,424,823
Options Purchased	-	6,500,000	-	6,500,000
Futures Contracts*	12,071,257	-	-	12,071,257
Open Swap Contracts ^	-	15,675,987		15,675,987
Total	$ 2,440,229,379	$ 2,937,828,681	$ -	$ 5,378,058,060

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts ^	$ -	$ 11,319	$ -	$ 11,319
Total	$ -	$ 11,319	$ -	$ 11,319

Navigator Ultra Short Bond Fund
Assets **	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 53,553,300	$ -	$ 53,553,300
Short-Term Investments	264,525	-	-	264,525
Total	$ 264,525	$ 53,553,300	$ -	$ 53,817,825

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

The Funds did not hold any Level 3 securities during the period.
* Includes cumulative unrealized gain (loss) on futures contracts open at July 31, 2020.
** Refer to the Portfolio of Investments for industry, geographic, or other classifications.
^ The amounts shown for swaps are unrealized appreciation/depreciation.

Underlying Investment in Other Investment Companies

The Navigator Equity Hedged Fund ("Equity Fund") currently invest a portion of its assets in the Morgan Stanley Institutional Liquidity Funds Government Portfolio Fund (“Morgan Stanley”). The Equity Fund may redeem its investment from Morgan Stanley at any time if the Advisor determines that it is in the best interest of the Equity Fund and its shareholders to do so. The performance of the Equity Fund will be directly affected by the performance of Morgan Stanley. The financial statements of the Morgan Stanley, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Equity Fund’s portfolio of investments. As of July 31, 2020, the percentage of the Equity Fund’s net assets invested in Morgan Stanley was 42.8%.

The Navigator Sentry Fund ("Sentry Fund") currently invest a portion of its assets in Milestone Treasury Obligations Fund (“Milestone”). The Sentry Fund may redeem its investment from Milestone at any time if the Advisor determines that it is in the best interest of the Sentry Fund and its shareholders to do so. The performance of the Sentry Fund will be directly affected by the performance of Milestone. The financial statements of the Milestone, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Sentry Fund’s portfolio of investments. As of July 31, 2020, the percentage of the Sentry Fund’s net assets invested in Milestone was 82.6%.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Navigator Equity Hedged Fund	$ 43,753,148	$ 3,014,293	$ (1,538,358)	$ 1,475,935
Navigator Sentry Managed Volatility Fund	6,286,089	361,468	(445,661)	(84,193)
Navigator Tactical Fixed Income Fund	5,508,156,227	12,385,667	(170,231,078)	(157,845,411)
Navigator Ultra Short Bond Fund	53,928,828	41,370	(152,373)	(111,003)